Provision for doubtful accounts and notes (Tables)	12 Months Ended
Dec. 31, 2015
Provision for doubtful accounts and notes.
Schedule of provision for doubtful accounts and notes

Provision for doubtful accounts and notes consist of the following for the years ended December 31:

	2015	2014	2013
Accounts receivable (Note 7)	36,403	(2,979)	9,303
Note receivables	—	288	—
Prepaid expenses and other current assets (Note 10)	7,000	648	—
Other receivable, related parties (Note 32)	1,925	—	—

Total of provision for doubtful accounts and notes	45,328	(2,043)	9,303